S000010789 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	135 Months Ended	158 Months Ended	319 Months Ended	350 Months Ended	459 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Convertible Index (reflects no deductions for fees, expenses, taxes or, for periods prior to July 2022, transaction costs)
Prospectus [Line Items]
Average Annual Return, Percent	17.98%		5.05%	11.22%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
C000122575 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.95%		4.43%	11.55%
Performance Inception Date						Nov. 08, 2012
C000149202 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.97%		4.48%	11.60%
Performance Inception Date					Oct. 01, 2014
C000253703 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.87%		4.19%	11.24%
Performance Inception Date		Oct. 02, 2024
C000029837 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.68%		2.89%	10.55%
Performance Inception Date									Sep. 25, 1987
C000029837 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.05%		0.87%	8.58%
Performance Inception Date									Sep. 25, 1987
C000029837 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.56%		1.66%	7.93%
Performance Inception Date									Sep. 25, 1987
C000029839 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.65%		3.33%	10.37%
Performance Inception Date								Oct. 21, 1996
C000029840 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.87%		4.38%	11.48%
Performance Inception Date							May 21, 1999